UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Charter Financial Group, Inc.
Address: 4600 East West Highway, Suite 630
         Bethesda, MD  20814

13F File Number:  28-09998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Susan H. Stewart
Title:     President & CEO
Phone:     301-657-9831

Signature, Place, and Date of Signing:

      /s/ Susan H. Stewart     Bethesda, MD     August 01, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $158,004 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     3090    35600 SH       SOLE                    18600             17000
ADVANCED MEDICAL OPTICS INC    COM              00763M108     3472    99542 SH       SOLE                    67966             31576
ALTERA CORP                    COM              021441100     4576   206758 SH       SOLE                   141367             65391
ARCHER DANIELS MIDLAND CO      COM              039483102     3565   107725 SH       SOLE                    76502             31223
AT&T INC                       COM              00206R102     6358   153200 SH       SOLE                   111616             41584
BARCLAYS PLC                   ADR              06738E204     1701    30488 SH       SOLE                    27901              2587
BHP BILLITON LTD               SPONSORED ADR    088606108     6374   106685 SH       SOLE                    72890             33795
C H ROBINSON WORLDWIDE INC     COM NEW          12541W209     6086   115876 SH       SOLE                    75592             40284
CHUBB CORP                     COM              171232101     5376    99292 SH       SOLE                    67530             31762
CONSTELLATION BRANDS INC       CL A             21036P108     3225   132840 SH       SOLE                   127713              5127
E M C CORP MASS                COM              268648102     6229   344147 SH       SOLE                   234743            109404
GARMIN LTD                     ORD              G37260109     7717   104320 SH       SOLE                    70755             33565
INTERNATIONAL BUSINESS MACHS   COM              459200101     5603    53234 SH       SOLE                    36450             16784
INTUIT                         COM              461202103     5602   186240 SH       SOLE                   120001             66239
ISHARES INC                    MSCI GERMAN      464286806     1457    43986 SH       SOLE                    40034              3952
ISHARES INC                    MSCI MALAYSIA    464286830     1440   122076 SH       SOLE                   111303             10773
ISHARES TR                     S&P/TOPIX 150    464287382     1682    13141 SH       SOLE                    11907              1234
ISHARES TR                     FTSE XNHUA IDX   464287184     2472    19188 SH       SOLE                    17350              1838
JACOBS ENGR GROUP INC DEL      COM              469814107     6387   111057 SH       SOLE                    78399             32658
JOHNSON & JOHNSON              COM              478160104     4752    77117 SH       SOLE                    51504             25613
LAS VEGAS SANDS CORP           COM              517834107     1217    15928 SH       SOLE                    10300              5628
LEHMAN BROS HLDGS INC          COM              524908100     5912    77991 SH       SOLE                    47287             30704
M & T BK CORP                  COM              55261F104     2619    24500 SH       SOLE                    12100             12400
MEADWESTVACO CORP              COM              583334107     3115    88200 SH       SOLE                    48200             40000
MERRILL LYNCH & CO INC         COM              590188108     5960    71310 SH       SOLE                    45234             26076
MORGAN STANLEY INDIA INVS FD   COM              61745C105     1268    28175 SH       SOLE                    25681              2494
NABORS INDUSTRIES LTD          SHS              G6359F103     5316   159259 SH       SOLE                   100065             59194
NOBLE CORPORATION              SHS              G65422100     6894    70690 SH       SOLE                    45334             25356
PENTAIR INC                    COM              709631105     5127   132935 SH       SOLE                    89161             43774
POLYMEDICA CORP                COM              731738100     3832    93798 SH       SOLE                    63831             29967
QUALCOMM INC                   COM              747525103     5312   122434 SH       SOLE                    77670             44764
SANOFI AVENTIS                 SPONSORED ADR    80105N105     3666    91037 SH       SOLE                    64740             26297
SIEMENS A G                    SPONSORED ADR    826197501     4508    31512 SH       SOLE                    20402             11110
STRYKER CORP                   COM              863667101     5766    91401 SH       SOLE                    56536             34865
TARGET CORP                    COM              87612E106     5520    86794 SH       SOLE                    58018             28776
WASHINGTON MUT INC             COM              939322103     1724    40423 SH       SOLE                    37395              3028
WELLS FARGO & CO NEW           COM              949746101     3084    87700 SH       SOLE                    46500             41200